Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (1,823,433)	$ (679,304)	$ (3,576,162)	$ (2,402,549)
Other comprehensive loss:
Foreign currency cumulative translation adjustment	(25,749)		25,749
Other comprehensive loss	(25,749)		25,749
Comprehensive loss for the year	$ (1,849,182)	$ (679,304)	$ (3,550,413)	$ (2,402,549)